Future Minimum Time Charter Revenue (Tables)	12 Months Ended
Dec. 31, 2017
Future Minimum Time Charter Revenue
Future Minimum Time Charter Revenue
December 31,
2018	$77,862
2019	40,423
2020	31,225
2021	30,842
2022	19,179
Thereafter	85,650
Total	$285,181